Operating costs and expenses (exclusive of depreciation and amortization)	6 Months Ended
Jun. 30, 2020
Operating costs and expenses (exclusive of depreciation and amortization)
Operating costs and expenses (exclusive of depreciation and amortization)

9.            Operating costs and expenses (exclusive of depreciation and amortization)

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Personnel expenses	(540,508)	(592,095)	(1,121,745)	(1,072,256)
Marketing expenses	(234,394)	(221,858)	(552,260)	(479,603)
Subcontractor and other costs related to provision of services	(40,648)	(34,581)	(77,828)	(79,456)
Office rent and maintenance	(33,755)	(55,392)	(80,035)	(99,727)
Professional services	(37,723)	(163,876)	(116,870)	(244,727)
Insurance services	(43,870)	(25,173)	(87,043)	(25,173)
Hosting and other web-site maintenance	(10,549)	(9,098)	(22,583)	(17,810)
Other operating expenses	(9,618)	(29,895)	(31,320)	(46,756)
Operating costs and expenses (exclusive of depreciation and amortization)	(951,065)	(1,131,968)	(2,089,684)	(2,065,508)

Contributions to state pension funds recognised within ‘Personnel expenses’ amounted to
RUB 76,910 thousand for the three months ended June 30, 2020 (for the three months ended June 30, 2019 – RUB 65,055 thousand) and RUB 151,482 thousand for the six months ended June 30, 2020 (for the six months ended June 30, 2019 – RUB 120,187 thousand).